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                        SUPPLEMENT DATED JANUARY 2, 1998
                    TO THE PROSPECTUS DATED OCTOBER 28, 1997

                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY GLOBAL EQUITY FUND
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
                      MORGAN STANLEY JAPANESE EQUITY FUND
                       MORGAN STANLEY LATIN AMERICAN FUND
                   MORGAN STANLEY EMERGING MARKETS DEBT FUND
                    MORGAN STANLEY GLOBAL FIXED INCOME FUND
                         MORGAN STANLEY HIGH YIELD FUND
                   MORGAN STANLEY WORLDWIDE HIGH INCOME FUND
                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
                       MORGAN STANLEY AMERICAN VALUE FUND
                       MORGAN STANLEY EQUITY GROWTH FUND
                       MORGAN STANLEY MID CAP GROWTH FUND
                      MORGAN STANLEY U.S. REAL ESTATE FUND
                           MORGAN STANLEY VALUE FUND
                     MORGAN STANLEY GROWTH AND INCOME FUND
                      MORGAN STANLEY EUROPEAN EQUITY FUND

                               PORTFOLIOS OF THE

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
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    The section of the Prospectus entitled "PURCHASE OF SHARES -- GENERAL" is hereby amended with the following:

        The Distributor is sponsoring a sales incentive program for A.G. Edwards & Sons, Inc. ("A.G. Edwards"). The Distributor will reallow its portion of the Fund's sales concession to A.G. Edwards on sales of Class A shares of the Fund relating to the "rollover" of any savings into an Individual Retirement Account ("IRA"), the transfer of assets into an IRA and contributions to an IRA, commencing on January 1, 1998 and terminating on April 15, 1998.

        Pursuant to the Fund's Prospectus, the Fund's Class A shares may be purchased at net asset value under certain defined circumstances by certain classes or groups of investors. Certain net asset value
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    categories described in the section "NAV PURCHASE OPTIONS" under
    "PURCHASE OF SHARES -- CLASS A SHARES -- OTHER PURCHASE PROGRAMS" have been amended as follows:

           (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.

           (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees; provided that such purchases are otherwise permitted by such institutions.

           (4) Registered investment advisers who charge a fee for their services, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period.

           (5) Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through national wirehouse alliance programs subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further detail with respect to such alliance programs.

    An additional net asset value category, as described below, has been added as item number 6 and the remaining items shall be renumbered accordingly.

           (6) Beneficial owners of shares of Participating Funds held by a retirement plan or held in a tax-advantaged retirement account who purchase shares of the Fund with proceeds from distributions from such a plan or retirement account other than distributions taken to correct an excess contribution.

    As stated in the Fund's Prospectus, the Fund reserves the right to amend or terminate the terms of offering shares of the Fund at net asset value at any time.

        The section of the Prospectus captioned "PURCHASE OF SHARES -- PURCHASE OF CLASS C SHARES" is hereby supplemented as follows:

        Class C shares of the Funds may be purchased at the net asset value per share and such shares are subject to a CDSC at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares for shares that are redeemed within one year of purchase. The Distributor will generally make payments to the Participating Dealers that handle the purchases of such shares at the rate of up to 1.00% of the purchase price of such shares at the time of purchase and expects to pay to Participating Dealers most of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Company -- Distributor" above. In determining whether a CDSC is payable, and, if so, the amount of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed.

        The paragraph of the Prospectus captioned "PURCHASE OF SHARES -- WAIVER OF CDSC" is hereby supplemented as follows:

        The CDSC will be waived on the redemption of Class B or Class C shares
    (i) following the death or initial determination of disability (as defined in the Code) of a shareholder; (ii) certain distributions from an
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    IRA or other retirement plan; (iii) to the extent that shares redeemed have been withdrawn from a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Withdrawal Plan is established; (iv) in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of such shares; and (v) effected pursuant to the right of the Company to liquidate a shareholder's account as described herein under "Redemption of Shares." A shareholder, or their representative, must notify the Company's Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. The shareholder is responsible for providing sufficient documentation to the Transfer Agent to verify the existence of such circumstances. For information on the imposition and waiver of the CDSC, contact Investor Services at 1-800-282-4404.

        The section of the Prospectus entitled "MANAGEMENT OF THE COMPANY -- PORTFOLIO MANAGERS" is hereby amended and restated with the following:

        ASIAN GROWTH FUND -- EAN WAH CHIN. Ean Wah Chin is a Managing Director of the Sub-Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") and is responsible for the Sub-Adviser's regional Asia ex-Japan operations based in Singapore. She has shared primary management responsibility for the Fund since it commenced operations. Ms. Chin was an ASEAN scholar educated at the University of Singapore.

        GLOBAL EQUITY ALLOCATION FUND -- BARTON M. BIGGS AND ANN D. THIVIERGE. Barton Biggs has been Chairman and a director of the Sub-Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director of Morgan Stanley Group Inc. and a director and chairman of various registered investment companies to which the Sub-Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Ann Thivierge is a Principal of the Sub-Adviser. She is a member of the Sub-Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Sub-Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College. Michigan State University, and an M.B.A. in Finance from New York University. Mr. Biggs and Ms. Thivierge have had primary responsibility for managing the Fund since it commenced operations.
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